Average Annual Total Returns - FidelityEmergingMarketsDiscoveryFundFidelityTotalEmergingMarketsFund-RetailComboPRO - FidelityEmergingMarketsDiscoveryFundFidelityTotalEmergingMarketsFund-RetailComboPRO - Fidelity Emerging Markets Discovery Fund
Dec. 30, 2022
Fidelity Emerging Markets Discovery Fund | Return Before Taxes
Average Annual Return:
Past 1 year	6.69%
Past 5 years	10.75%
Past 10 years	8.08%
Fidelity Emerging Markets Discovery Fund | After Taxes on Distributions
Average Annual Return:
Past 1 year	3.97%
Past 5 years	9.99%
Past 10 years	7.56%
Fidelity Emerging Markets Discovery Fund | After Taxes on Distributions and Sales
Average Annual Return:
Past 1 year	5.88%
Past 5 years	8.61%
Past 10 years	6.61%
IXY2E
Average Annual Return:
Past 1 year	12.33%
Past 5 years	10.32%
Past 10 years	6.13%